Accounts payable and accrued liabilities (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Accrued Liabilities		$ 397,279		$ 375,937
Trade Payables And Other		103,346		64,600
Accounts Payable And Accrued Liabilities	$ 500,625	500,625	$ 440,537	440,537
Consultants And Professional Fees [Member]
Accrued Liabilities		203,732		183,920
Payroll
Accrued Liabilities		79,544		120,318
Vacation Accrued [Member]
Accrued Liabilities		102,536		$ 71,699
Expenses Owed To An Executive Officer [Member]
Accrued Liabilities		$ 11,467	$ 0